Significant Accounting Policies and Practices and Recent Accounting Pronouncements - New Accounting Pronouncements (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Debt Issuance Costs, Net	$ 76.1	$ 87.0
Goodwill, Purchase Accounting Adjustments	0.0
Deferred Tax Assets, Net	$ 16.7	$ 16.8
Unrecognized Tax Benefits that Would Result in Deferred Tax Assets			$ 0.0